STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)		12 Months Ended
	Feb. 10, 2022	Mar. 31, 2022	Mar. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		30,864
Stock Issued During Period, Value, New Issues		$ 250,000	$ 1,785,882
Stock Issued During Period, Shares, Issued for Services		90,000
Stock Issued During Period, Value, Issued for Services		$ 594,400	$ 210,945
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance of Common Stock	$ 15,000,000